Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidated Statement Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net cash provided by (used in) operating activities	$ 102,065	[1]	$ 86,331		$ 48,003
Acquisitions, net of cash acquired	(563,965)	[1]	(414,073)
Capital expenditures	(52,572)	[1]	(48,405)		(69,069)
Proceeds from sale of property, plant and equipment	20	[1]
Net cash used in investing activities	(616,517)	[1]	(456,535)		(149,345)
Proceeds from issuance of senior notes	151,500	[1]	200,000
Proceeds from revolving credit facility	555,200
Repayment of revolving credit facility	(534,000)
Payment of Tristate Acquisition deferred payment	(7,839)	[1]
Payments on capital leases	(2,993)	[1]	(1,966)
Deferred financing costs paid	(11,322)	[1]	(6,982)		(13,568)
Proceeds from issuance of common units, net	217,483
Contributions received	249,680	[1]	8,741
Distributions paid	(103,537)	[1]	(64,011)		(49,699)
Taxes paid for equity-based compensation vesting	(406)	[1]			(5,293)
Net cash provided by financing activities	513,766	[1]	370,999		100,598
Change in cash and cash equivalents	(686)	[1]	795		(744)
Cash and cash equivalents at beginning of period	797	[1]	2		746
Cash and cash equivalents at end of period	111	[1]	797	[1]	2
Issuer [Member]
Net cash provided by (used in) operating activities	(23,613)
Acquisitions, net of cash acquired	(87,247)
Capital expenditures	(1,052)
Acquisition of interests in CMM	(131,250)
Change in advances to affiliates, net	75,825
Capital distributions from consolidated affiliates	2,604
Net cash used in investing activities	(141,120)
Proceeds from issuance of senior notes	151,500
Proceeds from revolving credit facility	411,700
Repayment of revolving credit facility	(517,500)
Payment of Tristate Acquisition deferred payment	(7,839)
Payments on capital leases	(359)
Deferred financing costs paid	(4,994)
Proceeds from issuance of common units, net	217,483
Contributions received	5,930
Distributions paid	(91,558)
Taxes paid for equity-based compensation vesting	(406)
Net cash provided by financing activities	163,957
Change in cash and cash equivalents	(776)
Cash and cash equivalents at beginning of period	797
Cash and cash equivalents at end of period	21
Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities	112,880
Capital expenditures	(34,441)
Proceeds from sale of property, plant and equipment	20
Net cash used in investing activities	(34,421)
Payments on capital leases	(2,634)
Change in advances from affiliates, net	(75,825)
Net cash provided by financing activities	(78,459)
Non-Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities	16,645
Acquisitions, net of cash acquired	(476,718)
Capital expenditures	(17,079)
Net cash used in investing activities	(493,797)
Proceeds from revolving credit facility	143,500
Repayment of revolving credit facility	(16,500)
Deferred financing costs paid	(6,328)
Contributions received	375,000
Distributions paid	(18,430)
Net cash provided by financing activities	477,242
Change in cash and cash equivalents	90
Cash and cash equivalents at end of period	90
Eliminations [Member]
Net cash provided by (used in) operating activities	(3,847)
Acquisition of interests in CMM	131,250
Change in advances to affiliates, net	(75,825)
Capital distributions from consolidated affiliates	(2,604)
Net cash used in investing activities	52,821
Contributions received	(131,250)
Distributions paid	6,451
Change in advances from affiliates, net	75,825
Net cash provided by financing activities	$ (48,974)

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.